Earnings per share - Basic and Diluted Earnings Per Share Calculation (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Earnings Per Share [Abstract]
Net income	$ 60,648,616	$ 69,862,177		$ 51,936,829
Less: Undistributed earnings allocated to non-vested shares	1,822,987	2,701,759		813,111
Less: Undistributed earnings allocated to non-vested shares diluted	1,822,217	2,694,694		811,596
Net income attributable to common shareholders	58,825,629	67,160,418		51,123,689
Net income attributable to common shareholders diluted	$ 58,826,399	$ 67,167,483		$ 51,125,233
Weighted average number of shares, basic	35,881,239	35,237,059	37,166,449	37,166,449
Effect of dilutive shares	15,628	96,101		70,502
Weighted average number of shares, diluted	35,896,867	35,333,160	37,236,951	37,236,951
Earnings per share	$ 1.64	$ 1.91	$ 1.38	$ 1.38
Earnings per share diluted	$ 1.64	$ 1.9	$ 1.37	$ 1.37